Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance table
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)	Value of initial fixed $100 investment based on Total stockholder return	Net income (loss) (in thousands)
2023	$1,261,470	$1,413,487	$769,679	$734,407	$36	$(18,713)
2022	$2,170,236	$(653,639)	$974,614	$(55,170)	$33	$(23,184)
2021	$1,594,394	$3,153,022	$776,134	$1,383,313	$178	$(15,172)

Named Executive Officers, Footnote
This section is included to comply with the provisions of Item 402(v) of Regulation S-K. For a more comprehensive analysis of our compensation philosophy please see the General Compensation Philosophy section of this filing. In the table and footnotes below, “PEO” refers to our principal executive officer, Charles D. Goodwin.
	Reflects average compensation amounts for our non-PEO named executive officers for the respective years shown. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Tara Semb are the non-PEO named executive officers for the 2023 year presented.	Moshe Citronowicz, Todd Hornsby and Tara Semb are the non-PEO named executive officers for the 2022 and 2021 years presented.	Moshe Citronowicz, Todd Hornsby and Tara Semb are the non-PEO named executive officers for the 2022 and 2021 years presented
PEO Total Compensation Amount	$ 1,261,470	$ 2,170,236	$ 1,594,394
PEO Actually Paid Compensation Amount	$ 1,413,487	(653,639)	3,153,022
Adjustment To PEO Compensation, Footnote	The following table summarizes the adjustments from summary table total compensation to compensation actually paid:

	PEO			Non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Summary compensation table total compensation	$1,261,470	$2,170,236	$1,594,394	$769,679	$974,614	$776,134
Grant date fair value of awards granted during the year	(448,335)	(1,664,793)	(701,420)	(164,820)	(612,023)	(257,861)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	493,290	255,114	1,001,366	116,387	93,787	368,129
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	65,731	(1,156,271)	1,034,657	15,509	(425,076)	356,305
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	41,331	(257,925)	224,025	660	(86,472)	140,606
Fair value of awards granted during the year that vested during the year	—	—	—	8,192	—	—
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	(11,200)	—	—
Compensation actually paid	$1,413,487	$(653,639)	$3,153,022	$734,407	$(55,170)	$1,383,313
	Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.
Non-PEO NEO Average Total Compensation Amount	$ 769,679	974,614	776,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 734,407	(55,170)	1,383,313
Adjustment to Non-PEO NEO Compensation Footnote	The following table summarizes the adjustments from summary table total compensation to compensation actually paid:

	PEO			Non-PEO NEOs
	2023	2022	2021	2023	2022	2021
Summary compensation table total compensation	$1,261,470	$2,170,236	$1,594,394	$769,679	$974,614	$776,134
Grant date fair value of awards granted during the year	(448,335)	(1,664,793)	(701,420)	(164,820)	(612,023)	(257,861)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	493,290	255,114	1,001,366	116,387	93,787	368,129
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	65,731	(1,156,271)	1,034,657	15,509	(425,076)	356,305
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	41,331	(257,925)	224,025	660	(86,472)	140,606
Fair value of awards granted during the year that vested during the year	—	—	—	8,192	—	—
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	(11,200)	—	—
Compensation actually paid	$1,413,487	$(653,639)	$3,153,022	$734,407	$(55,170)	$1,383,313
	Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.
Compensation Actually Paid vs. Total Shareholder Return
The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses:

(in thousands except per share data)	2023	2022	2023 vs 2022 Change	2021	2022 vs 2021 Change
Total stockholder return (change in stock price)	$2.62	$2.34	12.0%	$12.82	-81.7%
Net loss attributable to stockholders	$(18,713)	$(23,184)	19.3%	$(15,172)	-52.8%
Actual compensation paid to NEOs	$3,617	$(819)	541.6%	$7,303	-111.2%

Compensation Actually Paid vs. Net Income
The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses:

(in thousands except per share data)	2023	2022	2023 vs 2022 Change	2021	2022 vs 2021 Change
Total stockholder return (change in stock price)	$2.62	$2.34	12.0%	$12.82	-81.7%
Net loss attributable to stockholders	$(18,713)	$(23,184)	19.3%	$(15,172)	-52.8%
Actual compensation paid to NEOs	$3,617	$(819)	541.6%	$7,303	-111.2%

Total Shareholder Return Amount	$ 36	33	178
Net Income (Loss)	$ (18,713,000)	$ (23,184,000)	$ (15,172,000)
PEO Name	Charles D. Goodwin
Shareholder Return, Per Share	$ 2.62	$ 2.34	$ 12.82
Shareholder Return, Percent Change	12.00%	(81.70%)
Net Income (Loss), Percent Change	19.30%	(52.80%)
NEO Actually Paid Compensation Amount	$ 3,617,000	$ (819,000)	$ 7,303,000
NEO Actually Paid Compensation, Percent Change	541.60%	(111.20%)
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (448,335)	$ (1,664,793)	(701,420)
PEO | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,290	255,114	1,001,366
PEO | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,731	(1,156,271)	1,034,657
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,331	(257,925)	224,025
PEO | Equity Awards Granted During The Year, Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,820)	(612,023)	(257,861)
Non-PEO NEO | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,387	93,787	368,129
Non-PEO NEO | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,509	(425,076)	356,305
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	660	(86,472)	140,606
Non-PEO NEO | Equity Awards Granted During The Year, Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,192	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,200)	$ 0	$ 0